Expense Example - FS Alternative Income Opportunities Fund	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 733
Expense Example, with Redemption, 3 Years	3,505
Expense Example, with Redemption, 5 Years	5,705
Expense Example, with Redemption, 10 Years	9,417
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	3,098
Expense Example, with Redemption, 5 Years	5,441
Expense Example, with Redemption, 10 Years	$ 9,388